August 1, 1997
THE DREYFUS/LAUREL FUNDS, INC.-
DREYFUS BOND MARKET INDEX FUND
SUPPLEMENT TO PROSPECTUS
DATED MARCH 1, 1997
        At a meeting of the Board of Directors held on July 31, 1997 (the "Meeting"), the Board approved an amendment to the Investment Management Agreement between The Dreyfus/Laurel Funds, Inc., on behalf of the Dreyfus Bond Market Index Fund (the "Fund"), and The Dreyfus Corporation ("Dreyfus"), reflecting a reduction in the annual management fee payable by the Fund to Dreyfus from .40% to .15% of the Fund's average daily net assets. The amended Investment Management Agreement will become effective on or about August 15, 1997 (the "Effective Date"). At the Meeting, the Board also approved restructuring the Fund's share class arrangements. As part of the restructuring, the Fund's Institutional Class and Retail Class will be redesignated as the "Investor" Class and "BASIC" Class, respectively, and shares of each Class will be offered to any investor. Additionally, for the BASIC Class only: (i) the minimum initial investment requirement will be increased to $10,000, or $5,000 for Dreyfus-sponsored Keogh plans, IRAs, SEP-IRAs and 403(b)(7) plans with only one participant; (ii) the minimum subsequent investment requirement will be increased from $100 to $1000; and
(iii) the minimum balance required to be maintained to avoid involuntary redemption will be increased from $500 to $5,000. These changes will become effective as of the Effective Date. Existing Retail (to become BASIC) Class shareholders prior to the Effective Date will not be subject to the increased minimum amounts. There are no changes to the minimum investment and account balance maintenance requirements for the Fund's Institutional (to become Investor) Class.
        At the Meeting, the Board also approved changing the Fund's non-fundamental investment objective from seeking to replicate the Lehman Brothers Government/Corporate Bond Index (the
August 1, 1997
(CONTINUED ON REVERSE SIDE)
"Government/Corporate Bond Index") to seeking to replicate the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"). The Aggregate Bond Index is a broader based index than the Government/Corporate Bond Index and includes certain mortgage-backed and asset-backed securities in addition to the types of securities comprising the Government/Corporate Bond Index. The Board also approved changes to the Fund's investment policies to permit the Fund to invest in mortgage-backed and asset-backed securities in seeking to replicate the Aggregate Bond Index. It is currently anticipated that the change to the Fund's investment objective and policies will become effective on or about November 14, 1997.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
310s080197

August 2, 1997
THE DREYFUS/LAUREL FUNDS, INC.-
DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND
SUPPLEMENT TO PROSPECTUS
DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective August 15, 1997, the Fund's Retail shares will be redesignated as "Restricted shares" and the opening of new accounts for purchases of Restricted shares will be limited to purchases by bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Also effective August 15, 1997, the Fund's Institutional shares will be redesignated as "Investor shares" and the Investor shares will be offered to any investor. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders will be in the same class of shares that the shareholder then holds.
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES-GENERAL" AND "S HAREHOLDER SERVICES-DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-A UTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or
Dreyfus Payroll Savings Plan.
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH AND SEVENTH SENTENCES OF THE THIRD PARAGRAPH IN THE
SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES-GENERAL."



(CONTINUED ON REVERSE SIDE)
        For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50.
        Effective August 15, 1997, the following information supersedes any contrary information contained in the Fund's Prospectus.
        Investments through the Dreyfus-AUTOMATIC Asset BuilderRegistration Mark must be at least $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
323/723s080297

August 2, 1997
THE DREYFUS/LAUREL FUNDS, INC.-
DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
SUPPLEMENT TO PROSPECTUS
DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective August 15, 1997, the Fund's Retail shares will be redesignated as "Restricted shares" and the opening of new accounts for purchases of Restricted shares will be limited to purchases by bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Also effective August 15, 1997, the Fund's Institutional shares will be redesignated as "Investor shares" and the Investor shares will be offered to any investor. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders will be in the same class of shares that the shareholder then holds.
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES-GENERAL" AND "S HAREHOLDER SERVICES-DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-A UTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or
Dreyfus Payroll Savings Plan.
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH AND SEVENTH SENTENCES OF THE THIRD PARA


(CONTINUED ON REVERSE SIDE)
GRAPH IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES-GENERAL."
        For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50.
        Effective August 15, 1997, the following information supersedes any contrary information contained in the Fund's Prospectus.
        Investments through the Dreyfus-AUTOMATIC Asset BuilderRegistration Mark must be at least $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
302/702s080297

August 2, 1997
THE DREYFUS/LAUREL FUNDS, INC. -
DREYFUS DISCIPLINED MIDCAP STOCK FUND
SUPPLEMENT TO PROSPECTUS
DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective August 15, 1997, the Fund's Retail shares will be redesignated as "Restricted shares" and the opening of new accounts for purchases of Restricted shares will be limited to purchases by bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Also effective August 15, 1997, the Fund's Institutional shares will be redesignated as "Investor shares" and the Investor shares will be offered to any investor. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders will be in the same class of shares that the shareholder then holds.
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES-GENERAL" AND "SHAREHOLDER SERVICES-DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-A UTOMATIC Asset BuilderRegistration Mark, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan.
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH AND SEVENTH SENTENCES OF THE THIRD PARAGRAPH IN THE
SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES-GENERAL."



(CONTINUED ON REVERSE SIDE)
        For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50.
        Effective August 15, 1997, the following information supersedes any contrary information contained in the Fund's Prospectus.
        Investments through the Dreyfus-AUTOMATIC Asset BuilderRegistration Mark must be at least $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
330s080297

August 2, 1997
THE DREYFUS/LAUREL FUNDS, INC.-
DREYFUS DISCIPLINED EQUITY INCOME FUND
SUPPLEMENT TO PROSPECTUS
DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective August 15, 1997, the Fund's Retail shares will be redesignated as "Restricted shares" and the opening of new accounts for purchases of Restricted shares will be limited to purchases by bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold shares of the Fund distributed to them by virtue of such an account or relationship. Also effective August 15, 1997, the Fund's Institutional shares will be redesignated as "Investor shares" and the Investor shares will be offered to any investor. Unless the Fund is otherwise instructed, new purchases or exchanges by existing shareholders will be in the same class of shares that the shareholder then holds.
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES-GENERAL" AND "S HAREHOLDER SERVICES-DREYFUS STEP PROGRAM."
        Dreyfus Step Program enables you to purchase Investor shares without regard to the Fund's minimum initial investment requirements through Dreyfus-A UTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or
Dreyfus Payroll Savings Plan.
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SIXTH AND SEVENTH SENTENCES OF THE THIRD PARAGRAPH IN THE
SECTION IN THE FUND'S PROSPECTUS


(CONTINUED ON REVERSE SIDE)
ENTITLED "HOW TO BUY FUND SHARES-GENERAL."
        For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment for Investor shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment for Investor shares is $50.
        Effective August 15, 1997, the following information supersedes any contrary information contained in the Fund's Prospectus.
        Investments through the Dreyfus-AUTOMATIC Asset BuilderRegistration Mark must be at least $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
318/718s080297